                                                     Registration No. 333-05593
                                                     Registration No. 811-07659
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                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

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                                   FORM N-4
                            REGISTRATION STATEMENT
                                     UNDER
                        THE SECURITIES ACT OF 1933                   [_]
                        Pre-Effective Amendment No.                  [_]
                      Post-Effective Amendment No. 63                [X]
                                    AND/OR
                            REGISTRATION STATEMENT
                                     UNDER
                    THE INVESTMENT COMPANY ACT OF 1940               [_]
                             Amendment No. 295                       [X]
                       (Check appropriate box or boxes)

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                            SEPARATE ACCOUNT NO. 49
                                      OF
                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (Exact Name of Registrant)

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                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (Name of Depositor)

             1290 Avenue of the Americas, New York, New York 10104
             (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including Area Code: (212) 554-1234

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                                  DODIE KENT
                 VICE PRESIDENT AND ASSOCIATE GENERAL COUNSEL
                     AXA Equitable Life Insurance Company
             1290 Avenue of the Americas, New York, New York 10104
                    (Name and Address of Agent for Service)

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                 Please send copies of all communications to:

                          CHRISTOPHER E. PALMER, ESQ.
                              GOODWIN PROCTER LLP
                           901 NEW YORK AVENUE, N.W.
                            WASHINGTON, D.C. 20001

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Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box):
    [_]Immediately upon filing pursuant to paragraph (b) of Rule 485.
    [X]On September 5, 2012 pursuant to paragraph (b) of Rule 485.
    [_]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
    [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

   Units of interest in Separate Account under variable annuity contracts.

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                               EXPLANATORY NOTE:

Registrant is filing this Post-Effective Amendment No 63 to the Registration
Statement No. 333-05593 for the purposes of including in the Registration
Statement a Supplement that describes an offer we intend to make to contract owners in connection with certain guaranteed death benefits offered by the contract, and Part C. This Post-Effective Amendment No. 63 incorporates by reference the information contained in Part A and Part B of Post-Effective
Amendment No. 62, filed on August 30, 2012 and Post-Effective Amendment No. 59 filed on April 24, 2012, respectively.

AXA Equitable Life Insurance Company

Supplement dated September 5, 2012 to the current Prospectuses and Supplements to the Prospectuses for:
Accumulator®	Accumulator® EliteSM
Accumulator® Plus SM	Accumulator® SelectSM
Accumulator® Series

This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the “Prospectus”) offered by AXA Equitable Life Insurance Company (“AXA Equitable”). You should read this Supplement in conjunction with your Prospectus and retain it for future reference. This Supplement incorporates the Prospectus by reference. Unless otherwise indicated, all other information included in your Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your Prospectus.

Guaranteed Minimum Death Benefit and Earnings Enhancement Benefit Offer

This supplement describes an offer we are making to you in connection with your Accumulator® variable annuity contract death benefits. It contains important information that you should know before accepting this offer or taking any other action under your contract. You are not required to accept this offer or take any action under your contract. If you do not accept this offer, your contract and the death benefit options you previously elected will continue unchanged. You should carefully read this supplement in conjunction with your Prospectus before making your decision regarding this offer. For a current offer amount, you can login to Online Account Access (“OAA”) by visiting www.axa-equitable.com. Additional information about this offer is available at www.axa-equitable.com/GMDBoffer. If you have any questions about this offer, contact your financial professional or call us directly at 1-866-638-0550.

Why am I receiving this offer?

You are receiving this offer because, at the time you purchased your contract, you elected a guaranteed minimum death benefit (“GMDB”). In addition, at the time you purchased your contract, you also may have elected the earnings enhancement benefit (“EEB”), also referred to as “Protection PlusSM”.

What is this offer? How does this offer work?

For a limited time, we are offering to increase your contract’s account value in return for terminating both your GMDB (and EEB, if applicable) and your standard death benefit. Upon termination of your GMDB (and EEB, if applicable) you would no longer pay the annual charges for the GMDB and EEB. In addition, the standard death benefit, which is equal to your total contributions to the contract adjusted for any withdrawals you make (including any applicable withdrawal charges), and any taxes that apply, would be terminated and the amount payable to your beneficiaries would be equal to your contract’s account value, which could be less than your net contributions. For additional information about the GMDB, EEB, and standard death benefit see the Appendix to this supplement.

While the charges for the GMDB and EEB would cease, you should be aware that the annual percentage rate we charge for separate account expenses would remain the same if you accept this offer. This means that you would continue to pay the same annual percentage rate for separate account expenses as contract owners that have the standard death benefit, even though you would no longer have the standard death benefit.

An offer letter is included with this supplement. You have a limited time period to accept this offer. The offer letter indicates the deadline by which you can accept this offer. You can only accept this offer in its entirety. If we do not receive your acceptance before the offer expires, we will consider you to have rejected this offer.

Why is AXA Equitable making this offer?

We are making this offer because high market volatility, declines in the equity markets, and the low interest rate environment make continuing to provide these guaranteed benefits costly to us. We believe this offer can be mutually beneficial to both us and contract owners who no longer need or want the GMDB, EEB or the standard death benefit. If you accept this offer, we would gain a financial benefit because we would no longer incur the cost of maintaining expensive reserves for these guaranteed benefits. You would benefit because you would receive an increase in your contract’s account value and your GMDB and EEB charges would cease.

How does AXA Equitable determine the offer amount? How much would be added to my contract’s account value?

We determine the offer amount using standard actuarial calculations for determining contract reserves. In general, the contract reserve for these types of benefits is the difference between the present value of expected benefit claims less the present value of expected benefit charges. For each benefit, we calculate the actuarial value of your GMDB and EEB separately. The amount of the offer is approximately 70% of this actuarial valuation. Each of the benefit calculations is subject to a minimum offer. We calculate the total offer amount as the sum of the two benefit calculations, after applying the minimum to each. The larger your contract account value is relative to your benefit base, the smaller your offer amount will be; if your contract account value equals or exceeds your benefit base, you will very likely (though not necessarily) receive the minimum offer amount described below.

The minimum offer amount for the GMDB is equal to the annual percentage rate of the GMDB charge multiplied by the GMDB benefit base as of the close of the business day immediately prior to the business day we process your acceptance of this offer, multiplied by two. The minimum offer amount for the EEB (if you have the EEB) is equal to the annual percentage rate of the EEB charge multiplied by the contract account value as of the close of the business day immediately prior to the business day we process your acceptance of this offer, multiplied by two. If the calculated actuarial value is less than the minimum offer amount, you will receive the minimum offer amount. The actuarial value takes into account:

•	The owner/annuitant’s life expectancy (based on gender and age);

•	The current and projected contract account value; and

•	The current and projected GMDB/EEB benefit.

The offer letter included with this supplement indicates the amount of our offer to you as of the date specified in the letter. The offer amount will change each business day because the factors that we use to determine our reserve for these types of benefits change. For example, in determining your current and projected GMDB/EEB benefit, we consider a number of factors including your contract’s current account value, your current allocation of contract assets among the investment options, and interest rates. As these factors change, the amount of our offer changes. Therefore, the exact amount you receive may be more or less than the offer amount quoted to you in our offer letter and will depend on current market conditions and any changes in our estimate of your current and projected contract account value and GMDB/EEB benefit when we determine the amount to be added to your contract’s account value. In general, as your contract account value increases, the amount of the offer decreases. Similarly, as your contract account value decreases, the amount of the offer increases. For a current offer amount, you can login to OAA at www.axa-equitable.com or call us at 1-866-638-0550.

Example 1:

Assume the contract owner is a 73-year old male. Further assume the GMDB benefit base is $101,200 and the contract account value is $60,500. The amount of the initial offer as stated in the contract owner’s offer letter is $17,552. Assume the contract owner accepts the offer 30 days later at which time the contract account value has decreased to $54,000. Further assume there are no changes to any other factors that affect the calculation of the offer amount. The amount of the offer would increase to $18,388.

Example 2:

Assume the contract owner is a 73-year old male. Further assume the GMDB benefit base is $101,200 and the contract account value is $60,500. The amount of the initial offer as stated in the contract owner’s offer letter is $17,552. Assume the contract owner accepts the offer 30 days later at which time the contract account value has increased to $66,000. Further assume there are no changes to any other factors that affect the calculation of the offer amount. The amount of the offer would decrease to $16,846.

Additional offer amount examples:

The following examples assume the contract owner is a 73-year old male.

Contract account value	GMDB benefit base	Offer amount
$ 100,000	$150,000	$24,903
$ 100,000	$160,000	$26,822
$ 100,000	$170,000	$29,913
$ 100,000	$180,000	$32,358
$ 100,000	$190,000	$34,966
$ 100,000	$200,000	$37,502
$ 100,000	$210,000	$39,657
$ 100,000	$220,000	$42,535
$ 100,000	$230,000	$44,754
$ 100,000	$240,000	$46,352
$ 100,000	$250,000	$49,038
$ 100,000	$260,000	$51,207
$ 100,000	$270,000	$52,834
$ 100,000	$280,000	$54,665
$ 100,000	$290,000	$56,519
$ 100,000	$300,000	$58,012

These examples are hypothetical and are the result of a significant number of actuarial calculations using multiple market scenarios and many years of projections. The results are for illustrative purposes and are not intended to represent your particular situation. Your offer amount may be higher or lower than the amounts shown.

If you accept this offer, the amount we add to your contract’s account value will be determined and added on the business day we receive your properly completed acceptance form. The amount will be allocated according to your current investment allocation instructions on file with us. If there are any policy transactions on the day we receive your acceptance form, the amount we add to your contract’s account value will be determined and added on the next business day. Note: For most contract owners, the offer amount will be less than the difference between the projected GMDB benefit base and the contract’s account value.

How can I evaluate this offer?

You must decide between keeping your GMDB or terminating your GMDB and accepting an increase in your contract’s account value. Your GMDB is equal to the greater of your Roll-up benefit base or your Annual Ratchet to Age 85 benefit base and is generally equal to the greater of:

a)	your contributions to this contract accumulated at the roll-up rate specified in your contract (to age 85), adjusted for withdrawals (including any applicable withdrawal charges) ; and

b)

if you have not taken a withdrawal, the Annual Ratchet to age 85 benefit base which is equal to the greater of: (i) your contributions to this contract; or (ii) your highest account value on any contract date anniversary following the owner’s (or older joint owner’s, if applicable) 85th birthday (plus any contributions made since the most recent Annual Ratchet). If you have taken a withdrawal, the Annual Ratchet to age 85 benefit base is reduced from the amount described above and is equal to the greater of either: (i) your GMDB benefit base immediately following the most recent withdrawal (plus any additional contributions made after the date of such withdrawal); or (ii) your highest account value on any contract date anniversary after the most recent withdrawal, up to the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 85th birthday (plus any contributions made since the most recent Annual Ratchet after the date of such withdrawal).

AXA Equitable guarantees that the GMDB will not be less than the GMDB benefit base. If your contract’s account value is less than the GMDB benefit base at the time a death claim is paid, the GMDB payable will be equal to the GMDB benefit base. For additional information about the GMDB, see the Appendix.

If you accept this offer, the standard death benefit will also terminate. The standard death benefit is equal to your total contributions to the contract adjusted for any withdrawals you make (including any applicable withdrawal charges) and any taxes that apply. For additional information about the standard death benefit, see the Appendix.

If you accept this offer your EEB will also terminate. The EEB provides an additional death benefit which is generally equal to a specified percentage of: the greater of: (i) your contract account value, or (ii) any applicable death benefit; and decreased by your total net contributions. For certain contracts issued from April 2002 – September 2003, in calculating the death benefit, contributions are decreased for withdrawals on a pro rata basis. Depending on the terms of your contract, the specified percentage is either 40% or 25%. For additional information about the EEB, see the Appendix.

If you do not accept our offer, no amount would be added to your contract’s account value and the GMDB (and EEB, if applicable) and standard death benefit would continue to apply. If you accept the offer, your GMDB (and EEB, if applicable) and your standard death benefit would terminate, and your contract’s account value would be increased. In the future, the amount payable to your beneficiaries would be equal to your contract’s account value, which could be less than your net contributions.

When you purchased your contract you made a determination that the GMDB (and EEB, if applicable) was important to you under your personal circumstances at that time. When considering this offer, you should consider whether you no longer need or want the GMDB (and EEB, if applicable) and the standard death benefit, given your personal circumstances today. You should also consider your specific contract account values (with and without the offer), your GMDB benefit base and the following factors:

•	Whether the increased contract account value available through the offer is more important to you than the current value of the GMDB provided by the current GMDB benefit base;

•

Whether you believe that your contract account value, with the addition provided by the offer, may increase (through market gains) relative to how the GMDB benefit base may increase such that the GMDB may become less valuable to you over time;

•

Whether you believe that your contract account value, with the addition provided by the offer, may decline (through market losses), stay the same, or increase slowly relative to how the GMDB benefit base would have increased such that the value of having the GMDB may become more valuable to your beneficiaries over time; and

•	Whether your need for income (or withdrawals) from this contract is more important to you than your need to leave a death benefit to your beneficiaries.

You should assess your own situation to decide whether to accept the offer. In considering the factors above, and any other factors you believe relevant, you may wish to consult with your beneficiaries, and your financial professional or other advisor. We cannot provide investment advice to you, including how to weigh any relevant factors for your particular situation. We cannot provide any advice regarding future contract account value, including whether investment options under your contract will experience market gains or losses.

How do I accept this offer?

An election form on which you can indicate your acceptance of this offer is included with this supplement. Please complete, sign and date the acceptance form and return it to us at the following address:

AXA Equitable Life Insurance Company

Retirement Services Solution

500 Plaza Drive, 6th Floor

Secaucus, NJ 07094

Or you may fax the acceptance form to us at 1-816-701-4960.

Would accepting this offer impact my automatic payment plans?

If you are enrolled in the dollar-for-dollar withdrawal service, your enrollment would terminate if you accept this offer. Systematic withdrawals and payments under the automatic required minimum distribution service would not be affected if you accept this offer. If you wish to enroll in automated withdrawal services, call us at 1-800-789-7771.

More information about this offer

If you accept this offer, you will receive an endorsement to your contract that terminates your GMDB, and EEB, if applicable, and replaces your standard death benefit with the return of account value death benefit.

You will not incur any fees or charges as a result of accepting this offer. All expenses we incur in connection with this offer, including legal, accounting and other fees and expenses, will be paid by us and have no effect on your contract regardless of whether or not you accept this offer.

You will not be subject to any current tax consequences if you accept this offer. The amount added to your contract will be treated like earnings for income tax purposes. The tax rules for withdrawals from and surrenders of the contract continue to apply. For additional information, see “Tax information” in your Prospectus.

The amount we add to your contract’s account value is not subject to any credit enhancements that may apply to your contract. Therefore, you will not receive any credit enhancements in connection with this offer.

A withdrawal charge will not apply to the amount we add to your contract’s account value. However, withdrawal charges may apply to your contributions depending on how long each contribution has been invested in your contract. A withdrawal charge may apply if: (i) you make one or more withdrawals during the contract year that, in total, exceed the free withdrawal amount (10% or 15% depending on the terms of your contract); or (ii) you surrender your contract to receive its cash value or apply your cash value to a non-life contingent payout option. For additional information, see “Withdrawal charge” in “Charges and expenses” in your Prospectus.

Your financial professional may receive payments that may provide an incentive in recommending whether or not you should accept this offer. For example, AXA Equitable, or its distributor, pays contribution-based compensation to the selling broker-dealer. The selling-broker dealer then determines the compensation paid to your financial professional, if any is payable under your particular contract. If your account value increases, the total dollar amount of ongoing annual compensation to your financial professional may increase. You should contact your financial professional for information about the compensation he or she receives. For additional information about compensation paid to your financial professional, see “Distribution of the contracts” in “More information” in your Prospectus.

Appendix

Guaranteed minimum death benefit base

The Guaranteed minimum death benefit base (hereinafter, in this section called your “benefit base”) is used to calculate the Guaranteed minimum death benefit, as described in this section. The benefit base for any enhanced death benefit will be calculated as described below. Your benefit base is not an account value or a cash value. See also “Guaranteed minimum death benefit” below.

Standard death benefit. Your benefit base is equal to:

•

your initial contribution and any additional contributions to the contract; less a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under “Accessing your money” in your Prospectus. The amount of any withdrawal charge is described under “Withdrawal charge” in “Charges and expenses” in your Prospectus. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts.

6  1/2% (6%, or 5%, if applicable) Roll-Up to age 85 (used for the Greater of 6 1/2% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, AND for the Greater of 5% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit). Your benefit base is equal to:

•	your initial contribution and any additional contributions to the contract; plus

•	daily roll-up; less

•

a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under “Accessing your money” and the section entitled “Charges and expenses” in your Prospectus. The amount of any withdrawal charge is described under “Withdrawal charge” in “Charges and expenses” in your Prospectus. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts.

The effective annual roll-up rate credited to this benefit base is:

•

6 1/2% (6%, or 5%, if applicable) with respect to the variable investment options (including amounts allocated to the account for special money market dollar cost averaging under Accumulator® PlusSM and Accumulator® SelectSM contracts but excluding all other amounts allocated to the EQ/Money Market variable investment option), and the account for special dollar cost averaging (under Accumulator® and Accumulator® EliteSM

i

contracts only). Certain versions of the contracts also exclude amounts allocated to the EQ/Intermediate Government Bond variable investment option; the effective annual rate may be 4% in some states. Please see “State contract availability and/or variations of certain features and benefits” in your Prospectus to see what applies in your state; and

•

3% with respect to the EQ/Money Market variable investment option (certain versions of the contracts also include the EQ/Intermediate Government Bond variable investment option), the fixed maturity options, the guaranteed interest option and the loan reserve account under Rollover TSA (if applicable).

The benefit base stops rolling up on the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 85th birthday.

Please see “Our administrative procedures for calculating your Roll-Up benefit base following a transfer” in your Prospectus for more information about how we calculate your Roll-Up benefit base when you transfer account values between investment options with a higher Roll-Up rate (4-6.5%) and investment options with a lower Roll-Up rate (3%).

Annual Ratchet to age 85 (used for the Annual Ratchet to age 85 enhanced death benefit, the Greater of 6 1/2% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, the Greater of 6% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, the Greater of 5% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit, AND for the Greater of 3% Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit ). If you have not taken a withdrawal from your contract, your benefit base is equal to the greater of either:

•	your initial contribution to the contract (plus any additional contributions),

-or-

•

your highest account value on any contract date anniversary up to the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 85th birthday (plus any contributions made since the most recent Annual Ratchet).

If you have taken a withdrawal from your contract, your benefit base will be reduced from the amount described above. See “Accessing your money” in your Prospectus. The amount of any withdrawal charge is described under “Withdrawal charge” in “Charges and expenses” in your Prospectus. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts. At any time after a withdrawal, your benefit base is equal to the greater of either:

•	your benefit base immediately following the most recent withdrawal (plus any additional contributions made after the date of such withdrawal),

-or-

•

your highest account value on any contract date anniversary after the date of the most recent withdrawal, up to the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 85th birthday (plus any contributions made since the most recent Annual Ratchet after the date of such withdrawal).

Greater of 6 1/2% (6%, or 5%, if applicable) Roll-Up to age 85 or Annual Ratchet to age 85 enhanced death benefit. Your benefit base is equal to the greater of the benefit base computed for the 6 1/2% (6%, or 5%, if applicable) Roll-Up to age 85 or the benefit base computed for the Annual Ratchet to age 85, as described immediately above, on each contract date anniversary.

3% Roll-Up to age 85 (used for the Greater of 3% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit). Your benefit base is equal to:

•	your initial contribution and any additional contributions to the contract; plus

•	daily roll-up; less

•

a deduction that reflects any withdrawals you make (including any applicable withdrawal charges). The amount of this deduction is described under “Accessing your money” and the section entitled “Charges and expenses” in your Prospectus. The amount of any withdrawal charge is described under “Withdrawal charge” in “Charges and expenses” in your Prospectus. Please note that withdrawal charges do not apply to Accumulator® SelectSM contracts.

The effective annual roll-up rate credited to the benefit base is 3%.

The benefit base stops rolling up on the contract date anniversary following the owner’s (or older joint owner’s, if applicable) 85th birthday.

Greater of 3% Roll-Up to age 85 or the Annual Ratchet to age 85 enhanced death benefit. Your benefit base is equal to the greater of the benefit base computed for the 3% Roll-Up to age 85 or the benefit base computed for the Annual Ratchet to age 85, as described immediately above, on each contract date anniversary.

Guaranteed minimum death benefit

Your contract provides a standard death benefit. The standard death benefit is equal to your total contributions, adjusted for any withdrawals (and any associated withdrawal charges, if applicable under your Accumulator® Series contract). Once your contract is issued, you may not change or voluntarily terminate your death benefit.

If you elect one of the enhanced death benefits , the death benefit is equal to your account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of the owner’s (or older joint owner’s, if applicable) death, any required instructions for the method of payment, information and forms necessary to effect payment, or your elected enhanced death benefit on the date of the owner’s (or older joint owner’s, if applicable) death, adjusted for any subsequent withdrawals (and associated withdrawal charges, if applicable under your Accumulator® Series contract), whichever provides the higher amount. See “Payment of death benefit” in your Prospectus for more information.

If you elect one of the enhanced death benefits and change ownership of the contract, generally the benefit will automatically terminate, except under certain circumstances. If this occurs, any enhanced death benefit elected will be replaced with the standard death benefit. See “Transfers of ownership, collateral assignments, loans and borrowing” in “More information” in your Prospectus for more information.

Earnings enhancement benefit (or Protection plusSM)

The Earnings enhancement benefit provides an additional death benefit as described below. Once you purchase the Earnings enhancement benefit you may not voluntarily terminate this feature.

If you elect the Earnings enhancement benefit described below and change ownership of the contract, generally this benefit will automatically terminate, except under certain circumstances. See “Transfers of ownership, collateral assignments, loans and borrowing” in “More information,” in your Prospectus for more information.

If the owner (or older joint owner, if applicable) is 70 or younger when we issue your contract (or if the spouse beneficiary or younger spouse joint owner is 70 or younger when he or she becomes the successor owner and the Earnings enhancement benefit had been elected at issue), the additional death benefit will be 40% of:

the greater of:

(i)	the account value, or

(ii)	any applicable death benefit

decreased by:

(iii)	total net contributions

For certain contracts issued from April 2002 – September 2003, in calculating the death benefit, contributions are decreased for withdrawals on a pro rata basis.

For purposes of calculating your Earnings enhancement benefit, the following applies: (i) “Net contributions” are the total contributions made (or if applicable, the total amount that would otherwise have been paid as a death benefit had the spouse beneficiary or younger spouse joint owner not continued the contract plus any subsequent contributions) adjusted for each withdrawal that exceeds your Earnings enhancement benefit earnings. “Net contributions” are reduced by the amount of that excess. Earnings enhancement benefit earnings are equal to (a) minus (b) where (a) is the greater of the account value and the death benefit immediately prior to the withdrawal, and (b) is the net contributions as adjusted by any prior withdrawals (for Accumulator® PlusSM contracts, credit amounts are not included in “net contributions”); and (ii) “Death benefit” is equal to the greater of the account value as of the date we receive satisfactory proof of death or any applicable Guaranteed minimum death benefit as of the date of death.

For Accumulator® PlusSM contracts, for purposes of calculating your Earnings enhancement benefit, if any contributions are made in the one-year period prior to death of the owner (or older joint owner, if applicable), the account value will not include any credits applied in the one-year period prior to death.

If the owner (or older joint owner, if applicable) is age 71 through 75 when we issue your contract (or if the spouse beneficiary or younger spouse joint owner is between the ages of 71 and 75 when he or she becomes the successor owner and the Earnings enhancement benefit had been elected at issue), the additional death benefit will be 25% of:

the greater of:

(i)	the account value, or

(ii)	any applicable death benefit

decreased by:

(iii)	total net contributions

For certain contracts issued from April 2002 – September 2003, in calculating the death benefit, contributions are decreased for withdrawals on a pro rata basis.

The value of the Earnings enhancement benefit is frozen on the first contract date anniversary after the owner (or older joint owner, if applicable) turns age 80, except that the benefit will be reduced for withdrawals on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of the current account value that is being withdrawn and we reduce the benefit by that percentage. For example, if the account value is $30,000 and you withdraw $12,000, you have withdrawn 40% of your account value. If the benefit is $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 × .40) and the benefit after the withdrawal would be $24,000 ($40,000 – $16,000).

v

For contracts continued under Spousal continuation, upon the death of the spouse (or older spouse, in the case of jointly owned contracts), the account value will be increased by the value of the Earnings enhancement benefit as of the date we receive due proof of death. The benefit will then be based on the age of the surviving spouse as of the date of the deceased spouse’s death for the remainder of the contract. If the surviving spouse is age 76 or older, the benefit will terminate and the charge will no longer be in effect. The spouse may also take the death benefit (increased by the Earnings enhancement benefit) in a lump sum. See “Spousal continuation” in “Payment of death benefit” later in this Prospectus for more information.

                                    PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

         (a)    The following Financial Statements are included in Part B of the Registration Statement:

                The financial statements of AXA Equitable Life Insurance
         Company and Separate Account No. 45 and Separate Account No. 49 will be included in the Statement of Additional Information.

         (b)    Exhibits.

                The following exhibits correspond to those required by
                paragraph (b) of item 24 as to exhibits in Form N-4:

         1.     Resolutions of the Board of Directors of The Equitable Life
                Assurance Society of the United States ("Equitable")
                authorizing the establishment of the Registrant, previously filed with this Registration Statement No. 333-05593 on
                June 10, 1996.

         2.     Not applicable.

         3.     (a)       Distribution Agreement, dated as of January 1, 1998
                          by and between The Equitable Life Assurance Society
                          of the United States for itself and as depositor on
                          behalf of the Equitable Life separate accounts and
                          Equitable Distributors, Inc., incorporated herein by
                          reference to the Registration Statement filed on Form
                          N-4 (File No. 333-64749) filed on August 5, 2011.

                (a)(i)    First Amendment dated as of January 1, 2001 to the
                          Distribution Agreement dated as of January 1, 1998
                          between The Equitable Life Assurance Society of the
                          United States for itself and as depositor on behalf
                          of the Equitable Life separate accounts and Equitable
                          Distributors, Inc., incorporated herein by reference
                          to the Registration Statement filed on Form N-4 (File
                          No. 333-127445) filed on August 11, 2005.

                (a)(ii)   Second Amendment dated as of January 1, 2012 to the
                          Distribution Agreement dated as of January 1, 1998
                          between AXA Equitable Life Insurance Company and AXA
                          Distributors LLC, filed herewith.

                (b)       Distribution Agreement for services by The Equitable
                          Life Assurance Society of the United States to AXA
                          Network, LLC and its subsidiaries dated January 1,
                          2000 previously filed with this Registration
                          Statement (File No. 333-05593) on April 19, 2001.

                (c)       Distribution Agreement for services by AXA Network,
                          LLC and its subsidiaries to The Equitable Life
                          Assurance Society of the United States dated
                          January 1, 2000, previously filed with this
                          Registration Statement, (File No. 333-05593), on
                          April 19, 2001.

                (d)       General Agent Sales Agreement dated January 1, 2000,
                          between The Equitable Life Assurance Society of the
                          United States and AXA Network, LLC and its
                          subsidiaries, previously filed with Registration
                          Statement (File No. 2-30070) on April 19, 2004, and
                          incorporated herein by reference.

                (d)(i)    First Amendment dated as of January 1, 2003 to
                          General Agent Sales Agreement dated January 1, 2000,
                          between The Equitable Life Assurance Society of the
                          United States and AXA Network, LLC and its
                          subsidiaries, previously filed with this Registration
                          Statement (File No. 333-05593) on April 24, 2012.

                (d)(ii)   Second Amendment dated as of January 1, 2004 to
                          General Agent Sales Agreement dated January 1, 2000,
                          between The Equitable Life Assurance Society of the
                          United States and AXA Network, LLC and its
                          subsidiaries, previously filed with this Registration
                          Statement (File No. 333-05593) on April 24, 2012.

                (d)(iii)  Third Amendment dated as of July 19, 2004 to General
                          Agent Sales Agreement dated as of January 1, 2000 by
                          and between The Equitable Life Assurance Society of
                          the United States and AXA Network, LLC and its
                          subsidiaries incorporated herein by reference to
                          Registration Statement on Form N-4 (File
                          No. 333-127445), filed on August 11, 2005.

                (d)(iv)   Fourth Amendment dated as of November 1, 2004 to
                          General Agent Sales Agreement dated as of January 1,
                          2000 by and between The Equitable Life Assurance
                          Society of the United States and AXA Network, LLC and
                          its subsidiaries incorporated herein by reference to
                          Registration Statement on Form N-4 (File
                          No. 333-127445), filed on August 11, 2005.

                (d)(v)    Fifth Amendment dated as of November 1, 2006, to
                          General Agent Sales Agreement dated as of January 1,
                          2000 by and between The Equitable Life Assurance
                          Society of the United States and AXA Network, LLC and
                          its subsidiaries, previously filed with this
                          Registration Statement (File No. 333-05593) on
                          April 24, 2012.

                (d)(vi)   Sixth Amendment dated as of February 15, 2008, to
                          General Agent Sales Agreement dated as of January 1,
                          2000 by and between AXA Equitable Life Insurance
                          Company (formerly known as The Equitable Life
                          Assurance Society of the United States) and AXA
                          Network, LLC and its subsidiaries, previously filed
                          with this Registration Statement (File No. 333-05593)
                          on April 24, 2012.

                (d)(vii)  Seventh Amendment dated as of February 15, 2008, to
                          General Agent Sales Agreement dated as of January 1,
                          2000 by and between AXA Equitable Life Insurance
                          Company (formerly known as The Equitable Life
                          Assurance Society of the United States) and AXA
                          Network, LLC and its subsidiaries, incorporated
                          herein by reference to Registration Statement on Form
                          N-4 (File No. 2-30070) to Exhibit 3(r), filed on
                          April 20, 2009.

                (d)(viii) Eighth Amendment dated as of November 1, 2008, to
                          General Agent Sales Agreement dated as of January 1,
                          2000 by and between AXA Equitable Life Insurance
                          Company (formerly known as The Equitable Life
                          Assurance Society of the United States) and AXA
                          Network, LLC and its subsidiaries, incorporated
                          herein by reference to Registration Statement on Form
                          N-4 (File No. 2-30070) to Exhibit 3(s), filed on
                          April 20, 2009.

                (d)(ix)   Ninth Amendment dated as of November 1, 2011 to
                          General Agent Sales Agreement dated as of January 1,
                          2000 by and between AXA Life Insurance Company
                          (formerly known as The Equitable Life Assurance
                          Society of the United States) and AXA Network, LLC
                          and its subsidiaries, previously filed with this
                          Registration Statement (File No. 333-05593) on
                          April 24, 2012.

                                      C-1

                (e)       Form of Brokerage General Agent Sales Agreement with
                          Schedule and Amendment to Brokerage General Agent
                          Sales Agreement among [Brokerage General Agent] and
                          AXA Distributors, LLC, AXA Distributors Insurance
                          Agency, LLC, AXA Distributors Insurance Agency of
                          Alabama, LLC, and AXA Distributors Insurance Agency
                          of Massachusetts, LLC, previously filed with this
                          Registration Statement, File No. 333-05593, on
                          April 20, 2005.

                (f)       Form of Wholesale Broker-Dealer Supervisory and Sales
                          Agreement among [Broker-Dealer] and AXA Distributors,
                          LLC, previously filed with this Registration
                          Statement, File No. 333-05593, on April 20, 2005.

                                      C-2

         4.     (a)       Form of group annuity contract no. 1050-94IC,
                          incorporated herein by reference to Exhibit 4(a) to
                          the Registration Statement on Form N-4 (File
                          No. 33-83750), filed February 27, 1998.

                (b)       Forms of group annuity certificate nos. 94ICA and
                          94ICB, incorporated herein by reference to Exhibit
                          4(b) to the Registration Statement on Form N-4 (File
                          No. 33-83750), filed February 27, 1998.

                (c)       Forms of data pages no. 94ICA/BIM (IRA) and (NQ),
                          incorporated herein by reference to Exhibit 4(d) to
                          the Registration Statement on Form N-4 (File
                          No. 33-83750), filed February 27, 1998.

                (d)       Forms of data pages for Rollover IRA, IRA Assured
                          Payment Option, IRA Assured Payment Option Plus,
                          Accumulator, Assured Growth Plan, Assured Growth Plan
                          (Flexible Income Program), Assured Payment Plan
                          (Period Certain) and Assured Payment Plan (Life with
                          a Period Certain), incorporated herein by reference
                          to Exhibit 4(f) to the Registration Statement on Form
                          N-4 (File No. 33-83750), filed August 31, 1995.

                (e)       Forms of data pages for Rollover IRA, IRA Assured
                          Payment Option Plus and Accumulator, incorporated
                          herein by reference to Exhibit 4(g) to the
                          Registration Statement on Form N-4 (File No.
                          33-83750), filed April 23, 1996.

                (f)       Forms of data pages for the Rollover IRA, previously
                          filed with this Registration Statement No. 333-05593
                          on June 10, 1996.

                (g)       Forms of data pages for Accumulator and Rollover IRA,
                          previously filed with this Registration Statement
                          No. 333-05593 on October 9, 1996.

                (h)       Forms of data pages for Accumulator-IRA and
                          Accumulator-NQ, previously filed with this
                          Registration Statement No. 333-05593 on April 30,
                          1997.

                (i)       Forms of data pages for Accumulator-IRA and
                          Accumulator-NQ, previously filed with this
                          Registration Statement No. 333-05593 on December 31,
                          1997.

                                      C-3

                (j)       Form of endorsement No. 98ENJONQI to Contract Form
                          No. 1050-94IC and the Certificates under the
                          Contract, previously filed with this Registration
                          Statement No. 333-05593 on December 31, 1997.

                (k)       Form of endorsement No. 98Roth to Contract Form
                          No. 1050-94IC and the Certificates under the
                          Contract, previously filed with this Registration
                          Statement No. 333-05593 on December 31, 1997.

                (l)       Form of endorsement no. 95ENLCAI to contract no.
                          1050-94IC and data pages no. 94ICA/BLCA, incorporated
                          herein by reference to Exhibit 4(e) to the
                          Registration Statement on Form N-4 (File
                          No. 33-83750), filed February 27, 1998.

                (m)       Forms of endorsement nos. 94ENIRAI, 94ENNQI and
                          94ENMVAI to contract no. 1050-94IC and data pages
                          nos. 94ICA/BIM and 94ICA/BMVA, incorporated herein by
                          reference to Exhibit 4(c) to the Registration
                          Statement on Form N-4 (File No. 33-83750), filed
                          February 27, 1998.

                (n)       Form of Guaranteed Minimum Income Benefit Endorsement
                          to Contract Form No. 10-50-94IC and the Certificates
                          under the Contract, incorporated herein by reference
                          to Exhibit 4(h) to the Registration Statement on Form
                          N-4 (File No. 33-83750), filed April 23, 1996.

                (o)       Forms of data pages for the Accumulator, previously
                          filed with this Registration Statement No. 333-05593
                          on June 10, 1996.

                (p)       Form of Custodial Owned Roth IRA endorsement no.
                          98COROTH to Contract No. 1050-94IC, previously filed
                          with this Registration Statement No. 333-05593 on
                          May 1, 1998.

                (q)       Form of Defined Benefit endorsement no. 98ENDBQPI to
                          Contract No. 1050-94IC, incorporated herein by
                          reference to Exhibit 4 (j) to the Registration
                          Statement on Form N-4 (File No. 333-31131), filed
                          May 1, 1998.

                (r)       Form of Guaranteed Interest Account endorsement no.
                          98ENGIAII, and data pages 94ICA/B, previously filed
                          with this Registration Statement No. 333-05593 on
                          May 1, 1998.

                (s)       Form of data pages for Equitable Accumulator TSA,
                          previously filed with this Registration Statement,
                          File No. 333-05593 on May 22, 1998.

                (t)       Form of Endorsement Applicable to TSA Certificates,
                          previously filed with this Registration Statement,
                          File No. 333-05593 on May 22, 1998.

                (u)       Form of data pages for Equitable Accumulator (IRA,
                          NQ, QP and TSA), previously filed with this
                          Registration Statement, File No. 333-05593 on
                          November 30, 1998.

                (v)       Form of data pages (as revised), for Equitable
                          Accumulator (IRA, NQ, QP and TSA), previously filed
                          with this Registration Statement No. 333-05593 on
                          December 28, 1998.

                (w)       Form of Endorsement No. 98 ENIRAI to Contract No.
                          1050-94IC and the Certificate under the Contract,
                          previously filed with this Registration Statement
                          No. 333-05593 on December 28, 1998.

                (x)       Forms of data pages for Equitable Accumulator

                                      C-4

                          Flexible Premium IRA and Flexible Premium Roth IRA,
                          previously filed with this Registration Statement,
                          File No. 333-05593 on April 30, 1999.

                (y)       Form of data pages for Equitable Accumulator
                          Contracts (NQ, QP and TSA), previously filed with
                          this Registration Statement, File No. 333-05593 on
                          April 30, 1999.

                (z)       Form of data pages for the new version of Equitable
                          Accumulator previously filed with this Registration
                          Statement, File No. 333-05593 on Form N-4 on
                          November 23, 1999.

                (a)(a)    Form of Endorsement (Form No. 2000 ENIRAI-IM) to be
                          used with IRA certificates, previously filed with
                          this Registration Statement No. 333-05593 on Form N-4
                          on April 25, 2000.

                (b)(b)    Form of Endorsement applicable to Roth IRA Contracts
                          Form No. IM-ROTHBCO-1 previously filed with this
                          Registration Statement File No. 333-05593 on
                          April 25, 2001.

                (c)(c)    Revised Form of Endorsement applicable to IRA
                          Certificates, Form No. 2000ENIRAI-IM previously filed
                          with this Registration Statement File No. 333-05593
                          on April 25, 2001.

                (d)(d)    Form of Endorsement applicable to Non-Qualified
                          Certificates, Form No. 99ENNQ-G previously filed with
                          this Registration Statement File No. 33-05593 on
                          April 25, 2001.

                (e)(e)    Form of Optional Death Benefit Rider, Form No. 2000
                          PPDB previously filed with this Registration
                          Statement File No. 333-05593 on April 25, 2001.

                (f)(f)    Revised Form of Data Pages for Equitable Accumulator
                          (Rollover IRA, Roth Conversion, NQ, QP-Defined
                          Contribution, QP-Defined Benefit, TSA) previously
                          filed with this Registration Statement File
                          No. 333-05593 on April 25, 2001.

                (g)(g)    Form of Amendment to Certificate Form No. 941CB, Form
                          No. 2000 BENE-G previously filed with this
                          Registration Statement File No. 333-05593 on April
                          25, 2001.

                (h)(h)    Form of Endorsement (No. 2001 ENJONQ) applicable to
                          Non-Qualified Certificates previously filed with this
                          Registration Statement File No. 333-05593 on
                          April 25, 2001.

                (i)(i)    Form of Data Pages for Accumulator, Form No. 94ICA/B,
                          previously filed with this Registration Statement
                          File No. 333-05593 on December 20, 2001.

                (j)(j)    Form of Data Pages, Form No. 94ICA/B, previously
                          filed with this Registration Statement File No.
                          333-05593 on December 20, 2001.

                (k)(k)    Form of Endorsement applicable to Fixed Maturity
                          Options, Form No. 2002FMO, previously filed with this
                          Registration Statement File No. 333-05593 on
                          December 20, 2001.

                (l)(l)    Form of Optional Death Benefit Rider, Form No.
                          2002PPDB, previously filed with this Registration
                          Statement File No. 333-05593 on December 20, 2001.

                (m)(m)    Form of Guaranteed Minimum Income Benefit Rider, Form
                          No. 2002GMIB, previously filed with this Registration
                          Statement File No. 333-05593 on December 20, 2001.

                (n)(n)    Form of Guaranteed Minimum Death Benefit Rider, Form
                          No. 2002GMDB-6% or AR, previously filed with this
                          Registration Statement File No. 333-05593 on

                                      C-5

                          December 20, 2001.

                (o)(o)    Form of Guaranteed Minimum Death Benefit Rider, Form
                          No. 2002GMDB-6% Rollup, previously filed with this
                          Registration Statement File No. 333-05593 on
                          December 20, 2001.

                (p)(p)    Form of Guaranteed Death Benefit Rider, Form No.
                          2002GMDB-AR, previously filed with this Registration
                          Statement File No. 333-05593 on December 20, 2001.

                (q)(q)    Form of Data Page for Accumulator, Form No.
                          2002DPCore previously filed with this Registration
                          Statement, (File No. 333-05593) on March 8, 2002.

                (r)(r)    Form of Data Pages, Form No. 2002DP incorporated
                          herein by reference to Exhibit 4(j)(j) to the
                          Registration Statement (File No. 333-31131), filed
                          March 8, 2002.

                (s)(s)    Form of Endorsement for Accumulator Form No.
                          2002EGTRRA incorporated herein by reference to
                          Exhibit 4(k)(k) to the Registration Statement (File
                          No. 333-31131), filed March 8, 2002.

                (t)(t)    Form of Endorsement applicable to guaranteed interest
                          special dollar cost averaging Form No. 2002SDCA
                          previously filed with this Registration Statement,
                          (File No. 333-05593) on March 8, 2002.

                (u)(u)    Form of Endorsement applicable to fixed maturity
                          options, Form No. 2002FMO incorporated herein by
                          reference to Exhibit 4(m)(m) to the Registration
                          Statement (File No. 333-31131), filed March 8, 2002.

                (v)(v)    Form of Protection Plus Optional Death Benefit Rider,
                          Form. No. 2002PPDB incorporated herein by reference
                          to Exhibit 4(n)(n) to the Registration Statement
                          (File No. 333-31131), filed March 8, 2002.

                (w)(w)    Form of Guaranteed Minimum Death Benefit Rider, Form
                          No. 2002GMDB-6% or AR incorporated herein by
                          reference to Exhibit 4(o)(o) to the Registration
                          Statement (File No. 333-31131), filed March 8, 2002.

                (x)(x)    Form of Guaranteed Minimum Death Benefit Rider, Form
                          No. 2002GMDB-6% Rollup, incorporated herein by
                          reference to Exhibit 4(p)(p) to the Registration
                          Statement (File No. 333-31131), filed March 8, 2002.

                (y)(y)    Form of Guaranteed Minimum Death Benefit Rider, Form
                          No. 2002GMDB-AR, incorporated herein by reference to
                          Exhibit 4(q)(q) to the Registration Statement (File
                          No. 333-31131), filed March 8, 2002.

                (z)(z)    Form of Guaranteed Minimum Death Benefit Rider, Form
                          No. 2002GMDB-6% Rollup, incorporated herein by
                          reference to Exhibit 4(r)(r) to the Registration
                          Statement (File No. 333-31131), filed March 8, 2002.

                (a)(b)    Form of Guaranteed Minimum Death Benefit Rider, Form
                          No. 2002GMIB, incorporated herein by reference to
                          Exhibit 4(s)(s) to the Registration Statement (File
                          No. 333-31131), filed March 8, 2002.

                (a)(c)    Form of Endorsement (No. 2002 NQBCO) applicable to
                          non-qualified contract/certificates with beneficiary
                          continuation option. Filed with this Registration
                          Statement File No. 333-05593 on April 24, 2003.

                                      C-6

                (a)(d)    Form of Guaranteed Minimum Death Benefit Rider (No.
                          2002 GMDB-6% Rollup), annual ratchet to age 85. Filed
                          with this Registration Statement File No. 333-05593
                          on April 24, 2003.

                (a)(e)    Form of Guaranteed Minimum Death Benefit Rider (No.
                          2002 GMDB-6% Rollup), [6%] Rollup to age 85. Filed
                          with this Registration File No. 333-05593 on
                          April 24, 2003.

                (a)(f)    Form of Guaranteed Minimum Death Benefit Rider (No.
                          2002 GMDB-6% or AR) greater of [6%] Rollup to Age
                          [85] GMDB or Annual Ratchet to age [85] GMDB. Filed
                          with this Registration Statement File No. 333-05593
                          on April 24, 2003.

                (a)(g)    Form of Guaranteed Minimum Income Benefit Rider (also
                          known as the Living Benefit) (No. 2002 GMIB). Filed
                          with this Registration Statement File No. 333-05593
                          on April 24, 2003.

                (a)(h)    Form of Protection Plus Optional Death Benefit Rider
                          (No. 2002 PPDB). Filed with this Registration
                          Statement File No. 333-05593 on April 24, 2003.

                (a)(i)    Form of Guaranteed Minimum Death Benefit ("GMDB")
                          Rider (No. 2003 GMDB-RUorAR) Greater of [5%] Rollup
                          to age [85] GMDB or Annual Ratchet to Age [85] GMDB.
                          Filed with this Registration Statement File
                          No. 333-05593 on May 8, 2003.

                (a)(j)    Form of Guaranteed Minimum Death Benefit ("GMDB")
                          Rider (No. 2003 GMDB-AR) Annual Ratchet to Age [85].
                          Filed with this Registration Statement File
                          No. 333-05593 on May 8, 2003.

                (a)(k)    Form of Guaranteed Minimum Income Benefit ("GMIB")
                          Rider (No. 2003 GMIB) (also known as the Living
                          Benefit). Filed with this Registration Statement File
                          No. 333-05593 on May 8, 2003.

                (a)(l)    Form of Protection Plus Optional Death Benefit Rider
                          (No. 2003PPDB). Filed with this Registration
                          Statement File No. 333-05593 on May 8, 2003.

                (a)(m)    Form of Enhanced Guaranteed Principal Benefit
                          ("Enhanced GPB") Rider (No. 2003 GPB). Filed with
                          this Registration Statement File No. 333-05593 on
                          May 8, 2003.

                (a)(n)    Form of Spousal Protection Rider applicable to
                          [Non-Qualified] [Certificate/Contract]s (No. 2003
                          SPPRO). Filed with this Registration Statement File
                          No. 333-05593 on May 8, 2003.

                (a)(o)    Form of Data Pages (No. 2003 DPTOBCO). Filed with
                          this Registration Statement File No. 333-05593 on
                          May 8, 2003.

                (a)(p)    Form of Data Pages (No. 2003DP). Filed with this
                          Registration Statement File No. 333-05593 on May 8,
                          2003.

                (a)(q)    Form of Data Pages (No. 2003 DPCORE). Filed with this
                          Registration Statement File No. 333-05593 on May 8,
                          2003.

                (a)(r)    Form of Guaranteed Withdrawal Benefit ("GWB") Rider
                          (No. 2004 GWB-A). Filed with this Registration
                          Statement File No. 333-05593 on May 3, 2004.

                (a)(s)    Form of Guaranteed Withdrawal Benefit ("GWB") Rider
                          (No. 2004 GWB-B). Filed with this Registration
                          Statement File No. 333-05593 on May 3, 2004.

                (a)(t)    Form of Data Pages (2004DPGWB). Filed with this

                                      C-7

                          Registration Statement File No. 333-05593 on May 3,
                          2004.

                (a)(u)    Form of Guaranteed Withdrawal Benefit ("GWB") Rider
                          [also known as "Principal Protector"] (2004GWB-A (rev
                          2/05)). Filed with this Registration Statement File
                          No. 333-05593 on April 20, 2005.

                (a)(v)    Form of Guaranteed Withdrawal Benefit ("GWB") Rider
                          [also known as "Principal Protector"] (2004GWB-B (rev
                          2/05)). Filed with this Registration Statement File
                          No. 333-05593 on April 20, 2005.

                (a)(w)    Form of Guaranteed Withdrawal Benefit ("GWB") Rider
                          [also known as "Principal Protector"] (2004GWB-A1
                          (rev 2/05)). Filed with this Registration Statement
                          File No. 333-05593 on April 20, 2005.

                (a)(x)    Form of Guaranteed Withdrawal Benefit ("GWB") Rider
                          [also known as "Principal Protector"] (2004GWB-B1
                          (rev 2/05)). Filed with this Registration Statement
                          File No. 333-05593 on April 20, 2005.

                (a)(y)    Form of Change of Ownership Endorsement (2004COO).
                          Filed with this Registration Statement File No.
                          333-05593 on April 20, 2005.

                (a)(z)    Form of Endorsement Applicable to TSA Contracts
                          (2004TSA). Filed with this Registration Statement
                          File No. 333-05593 on April 20, 2005.

                (a)(a)(a) Form of Guaranteed Minimum Income Benefit ("GMIB")
                          Rider (No. 2003 GMIB revised 11/05 NLG) (also known
                          as the Living Benefit). Filed with this Registration
                          Statement File No. 333-05593 on October 14, 2005.

                (b)(b)(b) Form of Guaranteed Minimum Income Benefit ("GMIB")
                          Rider (No. 2003 GMIB revised 11/05 OPR) (also known
                          as the Living Benefit). Filed with this Registration
                          Statement File No. 333-05593 on October 14, 2005.

                (c)(c)(c) Form of Guaranteed Minimum Death Benefit ("GMDB")
                          Rider (No. 2003 GMDB revised 11/05 OPR) (Greater of
                          6% Roll up to Age 85 GMDB or Annual Ratchet to Age 85
                          GMDB). Filed with this Registration Statement File
                          No. 333-05593 on October 14, 2005.

                (d)(d)(d) Form of flexible premium deferred fixed and variable annuity contract No. 2006BASE-I-B. Filed with the
                          Registration Statement File No. 333-05593 on June 14,
                          2006.

                (e)(e)(e) Form of flexible premium deferred fixed and variable annuity contract (No. 2006BASE-I-A). Filed with the
                          Registration Statement File No. 333-05593 on June 14,
                          2006.

                (f)(f)(f) Form of Data Page (No. 2006GWB DP). Filed with the
                          Registration Statement File No. 333-05593 on June 14,
                          2006.

                (g)(g)(g) Form of Data Page (No. 2006DP). Filed with the
                          Registration Statement File No. 333-05593 on June 14,
                          2006.

                (h)(h)(h) Form of Data Page (No. 2006DPTOBCO). Filed with the
                          Registration Statement File No. 333-05593 on June 14,
                          2006.

                (i)(i)(i) Form of Endorsement (No. 2006TSA-GWB). Filed with the
                          Registration Statement File No. 333-05593 on June 14,
                          2006.

                                      C-8

                (j)(j)(j) Form of Endorsement (No. 2006CRT). Filed with the
                          Registration Statement File No. 333-05593 on June 14,
                          2006.

                (k)(k)(k) Form of Endorsement (No. 2006FMO). Filed with the
                          Registration Statement File No. 333-05593 on June 14,
                          2006.

                (l)(l)(l) Form of Endorsement (No. 2006IRA-ACC). Filed with this Registration Statement File No. 333-05593 on
                          June 14, 2006.

                (m)(m)(m) Form of Endorsement (No. 2006IRA-GWB). Filed with this Registration Statement File No. 333-05593 on
                          June 14, 2006.

                (n)(n)(n) Form of Endorsement (No. 2006NQ-ACC). Filed with this
                          Registration Statement File No. 333-05593 on June 14,
                          2006.

                (o)(o)(o) Form of Endorsement (No. 2006NQ-GWB). Filed with this
                          Registration Statement File No. 333-05593 on June 14,
                          2006.

                (p)(p)(p) Form of Endorsement (No. 2006QP-ACC). Filed with this
                          Registration Statement File No. 333-05593 on June 14,
                          2006.

                (q)(q)(q) Form of Endorsement (No. 2006QP-GWB). Filed with this
                          Registration Statement File No. 333-05593 on June 14,
                          2006.

                (r)(r)(r) Form of Endorsement (No. 2006ROTH-ACC). Filed with this Registration Statement File No. 333-05593 on
                          June 14, 2006.

                (s)(s)(s) Form of Endorsement (No. 2006ROTH-GWB). Filed with this Registration Statement File No. 333-05593 on
                          June 14, 2006.

                (t)(t)(t) Form of Endorsement (No. 2006TSA-ACC). Filed with this Registration Statement File No. 333-05593 on
                          June 14, 2006.

                (u)(u)(u) Form of Endorsement (No. 2006INHIRA-ACC). Filed with this Registration Statement File No. 333-05593 on
                          June 14, 2006.

                (v)(v)(v) Form of Endorsement (No. 2006INHROTH-ACC). Filed with this Registration Statement File No. 333-05593 on
                          June 14, 2006.

                (w)(w)(w) Form of Rider (No. 2006GWB). Filed with this
                          Registration Statement File No. 333-05593 on June 14,
                          2006.

                (x)(x)(x) Form of Rider (No. 2006EEB). Filed with this
                          Registration Statement File No. 333-05593 on June 14,
                          2006.

                (y)(y)(y) Form of Rider (No. 2006GMAB). Filed with this
                          Registration Statement File No. 333-05593 on June 14,
                          2006.

                (z)(z)(z) Form of Rider (No. 2006GMDB-AR). Filed with this
                          Registration Statement File No. 333-05593 on June 14,
                          2006.

                (a)(a)(b) Form of Rider (No. 2006GMDB-GR). Filed with this
                          Registration Statement File No. 333-05593 on June 14,
                          2006.

                (a)(a)(c) Form of Rider (No. 2006GMDBOPR). Filed with this
                          Registration Statement File No. 333-05593 on June 14,
                          2006.

                (a)(a)(d) Form of Rider (No. 2006GMIB). Filed with this
                          Registration Statement File No. 333-05593 on June 14,
                          2006.

                                      C-9

                (a)(a)(e) Form of Rider (No. 2006GMIBOPR). Filed with this
                          Registration Statement File No. 333-05593 on June 14,
                          2006.

                (a)(a)(f) Form of Data Page (No. 2006DPCore). Filed with this
                          Registration Statement File No. 333-05593 on June 14,
                          2006.

                (a)(a)(g) Form of Data Page for Individual Fixed and Variable
                          Annuity (2007DP). Filed with this Registration
                          Statement File No. 333-05593 on January 30, 2007.

                (a)(a)(h) Form of Data Page for Individual Fixed and Variable
                          Annuity (2007GWBL DP). Filed with this Registration
                          Statement File No. 333-05593 on January 30, 2007.

                (a)(a)(i) Form of Data Page for Individual Fixed and Variable
                          Annuity (2007DPTOBCO). Filed with this Registration
                          Statement File No. 333-05593 on January 30, 2007.

                (a)(a)(j) Form of Contract for Individual Fixed and Variable
                          Annuity (2007DPCore). Filed with this Registration
                          Statement File No. 333-05593 on January 30, 2007.

                (a)(a)(k) Form of Contract for Individual Fixed and Variable
                          Annuity (2007DPSelect). Filed with this Registration
                          Statement File No. 333-05593 on January 30, 2007.

                (a)(a)(l) Form of Contract for Individual Fixed and Variable
                          Annuity (2007DPPlus). Filed with this Registration
                          Statement File No. 333-05593 on January 30, 2007.

                (a)(a)(m) Form of Contract for Individual Fixed and Variable
                          Annuity (2007DPElite). Filed with this Registration
                          Statement File No. 333-05593 on January 30, 2007.

                (a)(a)(n) Form of Rider for Individual Fixed and Variable
                          Annuity (2007GMIB). Filed with this Registration
                          Statement File No. 333-05593 on January 30, 2007.

                (a)(a)(o) Form of Rider for Individual Fixed and Variable
                          Annuity (2007GMIBOPR). Filed with this Registration
                          Statement File No. 333-05593 on January 30, 2007.

                (a)(a)(p) Form of Rider for Individual Fixed and Variable
                          Annuity (2007GMIBOPR-R). Filed with this Registration
                          Statement File No. 333-05593 on January 30, 2007.

                (a)(a)(q) Form of Rider for Individual Fixed and Variable
                          Annuity (2007GMDB-GR-6). Filed with this Registration
                          Statement File No. 333-05593 on January 30, 2007.

                (a)(a)(r) Form of Rider for Individual Fixed and Variable
                          Annuity (2007GMDB-GR-3). Filed with this Registration
                          Statement File No. 333-05593 on January 30, 2007.

                (a)(a)(s) Form of Rider for Individual Fixed and Variable
                          Annuity (2007GMDBOPR). Filed with this Registration
                          Statement File No. 333-05593 on January 30, 2007.

                (a)(a)(t) Form of Rider for Individual Fixed and Variable
                          Annuity (2007GMDB-AR). Filed with this Registration
                          Statement File No. 333-05593 on January 30, 2007.

                (a)(a)(u) Form of Rider for Individual Fixed and Variable
                          Annuity (2006GWB - rev 5-07 NQ). Filed with this
                          Registration Statement File No. 333-05593 on

                                     C-10

                          January 30, 2007.

                (a)(a)(v) Form of Endorsement for Individual Fixed and Variable
                          Annuity (2007DB-ACC). Filed with this Registration
                          Statement File No. 333-05593 on January 30, 2007.

                (a)(a)(w) Form of Endorsement for Individual Fixed and Variable
                          Annuity (2007DB-GWB). Filed with this Registration
                          Statement File No. 333-05593 on January 30, 2007.

                (a)(a)(x) Form of Endorsement for Individual Fixed and Variable
                          Annuity (2007NQ-ACC). Filed with this Registration
                          Statement File No. 333-05593 on January 30, 2007.

                (a)(a)(y) Form of Endorsement for Individual Fixed and Variable
                          Annuity (2007NQ-GWB). Filed with this Registration
                          Statement File No. 333-05593 on January 30, 2007.

                (a)(a)(z) Form of Endorsement for Individual Fixed and Variable
                          Annuity (2006IRA-ACC-rev 5-07). Filed with this
                          Registration Statement File No. 333-05593 on
                          January 30, 2007.

                (a)(b)(a) Form of Endorsement for Individual Fixed and Variable
                          Annuity (2006IRA-GWB - rev 5-07). Filed with this
                          Registration Statement File No. 333-05593 on
                          January 30, 2007.

                (a)(b)(b) Form of Endorsement for Individual Fixed and Variable
                          Annuity (2006ROTH-ACC - rev 5-07). Filed with this
                          Registration Statement File No. 333-05593 on
                          January 30, 2007.

                (a)(b)(c) Form of Endorsement for Individual Fixed and Variable
                          Annuity (2006ROTH-GWB - rev 5-07). Filed with this
                          Registration Statement File No. 333-05593 on
                          January 30, 2007.

                (a)(b)(d) Form of Endorsement for Individual Fixed and Variable
                          Annuity (2007MMDCA). Filed with this Registration
                          Statement File No. 333-05593 on January 30, 2007.

                (a)(b)(e) Form of Endorsement for Individual Fixed and Variable
                          Annuity (2007COO). Filed with this Registration
                          Statement File No. 333-05593 on January 30, 2007.

                (a)(b)(f) Form of Endorsement for Individual Fixed and Variable
                          Annuity (2007PREDB). Filed with this Registration
                          Statement File No. 333-05593 on January 30, 2007.

                (a)(b)(g) Form of Guaranteed Withdrawal Benefit (("GWB")
                          (rev0208)). Filed with this Registration Statement
                          File No. 333-05593 on October 15, 2007.

                (a)(b)(h) Form of Data Page Rider for Individual Fixed and
                          Variable Annuity (2007GWBL DP (rev 0208)) previously
                          filed with this Registration Statement File
                          No. 333-05593 on April 23, 2008.

                (a)(b)(i) Form of Guaranteed Withdrawal Benefit for Life
                          ("GWBL") Rider (No. 2008GWBL), incorporated herein by
                          reference to Exhibit 4 (a) (b) (r) to the
                          Registration Statement (File No. 333-64749) on Form
                          N-4 filed on August 20, 2008.

                (a)(b)(j) Form of Memorandum of Variable Material for Rider
                          Form Nos. 2008GWBL and 2008GMIB and Endorsement
                          2008ADOPT, incorporated herein by reference to
                          Exhibit 4 (a) (b) (s) to the Registration Statement
                          (File No. 333-64749) on Form N-4 filed on August 20,
                          2008.

                                     C-11

                (a)(b)(k) Form of Data Pages (No. 2008DP), incorporated herein by reference to Exhibit 4 (a) (b) (t) to the
                          Registration Statement (File No. 333-64749) on Form
                          N-4 filed on August 20, 2008.

                (a)(b)(l) Form of Endorsement Applicable to the Right to Add an
                          Optional Guaranteed Withdrawal Benefit for Life
                          ("GWBL") or Guaranteed Minimum Income Benefit
                          ("GMIB") Rider (No. 2008ADOPT), incorporated herein
                          by reference to Exhibit 4(a) (b) (u) to the
                          Registration Statement (File No. 333-64749) on Form
                          N-4 filed on August 20, 2008.

                (a)(b)(m) Form of Guaranteed Minimum Death Benefit Rider w/
                          Optional Reset (GMBD) (No. 2008GMDBOPR), incorporated
                          herein by reference to Exhibit 4 (a) (b) (v) to the
                          Registration Statement (File No. 333-64749) on Form
                          N-4 filed on August 20, 2008.

                (a)(b)(n) Form of Guaranteed Minimum Death Benefit Rider (GMDB)
                          (No. 2008 GMDBSA), incorporated herein by reference
                          to Exhibit 4(a) (b) (w) to the Registration Statement
                          (File No. 333-64749) on Form N-4 filed on August 20,
                          2008.

                (a)(b)(o) Form of Guaranteed Minimum Income Benefit ("GMIB")
                          Rider with Optional Reset of [6% / 6.5%] Roll Up to
                          Age [85] GMIB Benefit Base and Guaranteed Withdrawal
                          Benefit for Life Conversion Benefit (No. 2008GMIB),
                          incorporated herein by reference to Exhibit 4
                          (a) (b) (x) to the Registration Statement (File
                          No. 333-64749) on Form N-4 filed on August 20, 2008.

                (a)(b)(p) Form of Endorsement Applicable to Credits Applied to
                          Annuity Account Value (No. 2008TRBNS), incorporated
                          herein by reference to Exhibit 4 (a) (b) (y) to the
                          Registration Statement (File No. 333-64749) on Form
                          N-4 filed on August 20, 2008.

                (a)(b)(q) Form of Endorsement Applicable to the Deferment
                          Provision (No. 2008DEFER), incorporated herein by
                          reference to Exhibit 4(a) (b) (z) to the Registration
                          Statement (File No. 333-64749) on Form N-4 filed on
                          August 20, 2008.

                (a)(b)(r) Form of Endorsement Applicable to IRA Contracts (No.
                          2008IRA-ACC), incorporated herein by reference to
                          Exhibit 4(a) (c) (a) to the Registration Statement
                          (File No. 333-64749) on Form N-4 filed on August 20,
                          2008.

                (a)(b)(s) Form of Endorsement Applicable to Custodial Contracts
                          (No. 2008IRA-CSTDL-NS), incorporated herein by
                          reference to Exhibit 4 (a) (c) (b) to the
                          Registration Statement (File No. 333-64749) on Form
                          N-4 filed on August 20, 2008.

                (a)(b)(t) Form of Endorsement Applicable to IRA Contracts (No.
                          2008IRA-GWB), incorporated herein by reference to
                          Exhibit 4(a) (c) (c) to the Registration Statement
                          (File No. 333-64749) on Form N-4 filed on August 20,
                          2008.

                (a)(b)(u) Form of Endorsement Applicable to ROTH-IRA Contracts
                          (No. 2008ROTH-ACC), incorporated herein by reference
                          to Exhibit 4(a) (c) (d) to the Registration Statement
                          (File No. 333-64749) on Form N-4 filed on August 20,
                          2008.

                (a)(b)(v) Form of Endorsement Applicable to ROTH-IRA Contracts
                          (No. 2008ROTH-GWB), incorporated herein by reference
                          to Exhibit 4(a) (c) (e) to the Registration Statement
                          (File No. 333-64749) on Form N-4 filed on August 20,
                          2008.

                (a)(b)(w) Form of Endorsement Applicable to SEP-IRA Contracts
                          (No. 2008SEPIRA-ACC), incorporated herein by
                          reference to Exhibit 4(a) (c) (f) to the

                                     C-12

                          Registration Statement (File No. 333-64749) on Form
                          N-4 filed on August 20, 2008.

                (a)(b)(x) Form of Endorsement Applicable to SEP-IRA Contracts
                          (No. 2008SEPIRA-GWB), incorporated herein by
                          reference to Exhibit 4 (a) (c) (g) to the
                          Registration Statement (File No. 333-64749) on Form
                          N-4 filed on August 20, 2008.

                (a)(b)(y) Form of Endorsement Applicable to Simple IRA
                          Contracts (No. 2008SIMIRA-ACC), incorporated herein
                          by reference to Exhibit 4 (a) (c) (h) to the
                          Registration Statement (File No. 333-64749) on Form
                          N-4 filed on August 20, 2008.

                (a)(b)(z) Form of Endorsement Applicable to Simple IRA
                          Contracts (No. 2008SIMIRA-GWB), incorporated herein
                          by reference to Exhibit 4 (a) (c) (i) to the
                          Registration Statement (File No. 333-64749) on Form
                          N-4 filed on August 20, 2008.

                (a)(c)(a) Form of Non-Spousal Beneficiary Continuation Option
                          (BCO) Tax-Qualified Retirement Plan Funds Direct
                          Rollover to Traditional IRA Endorsement (No.
                          2008TQNSBCO), incorporated herein by reference to
                          Exhibit 4 (a) (c) (j) to the Registration Statement
                          (File No. 333-64749) on Form N-4 filed on August 20,
                          2008.

                (a)(c)(b) Form for use with Certificate Form
                          No. 2006BASEA/2006BASEB or Contract Form No.
                          2006BASE-I-A/2006BASE-I-B (Depending on Jurisdiction)
                          Marketed as AXA Equitable's "Accumulator Series 08"
                          ("Accumulator", "Accumulator Select", "Accumulator
                          Plus" and "Accumulator Elite", incorporated herein by
                          reference to Exhibit 4 (a) (c) (k) to the
                          Registration Statement (File No. 333-64749) on Form
                          N-4 filed on August 20, 2008.

                (a)(c)(c) Form of Data Pages (No. 2008DPBCO - INH/NSDR),
                          previously filed with this Registration Statement
                          File No. 333-05593 on August 22, 2008.

                (a)(c)(d) Form of Data Pages (No. 2008DPCore), previously filed with this Registration Statement File No. 333-05593
                          on August 22, 2008.

                (a)(c)(e) Form of Endorsement Applicable to the Right to Add an
                          Optional Guaranteed Minimum Income Benefit ("GMIB")
                          Rider (No. 2009ADOPT), incorporated herein by
                          reference to Exhibit 4 (a) (c) (o) to the
                          Registration Statement (File No. 333-64749) on Form
                          N-4 filed on May 13, 2009.

                (a)(c)(f) Form of Endorsement Applicable to Investment Options
                          (Form No. 2009GOA), incorporated herein by reference
                          to Exhibit 4 (a) (c) (p) to the Registration
                          Statement (File No. 333-64749) on Form N-4 filed on
                          May 13, 2009.

                (a)(c)(g) Form of Endorsement Applicable to GWBL Maturity Date
                          Annuity Benefit (Form No. 2009GWBLMD), incorporated
                          herein by reference to Exhibit 4 (a) (c) (r) to the
                          Registration Statement (File No. 333-64749) on Form
                          N-4 filed on May 13, 2009.

                (a)(c)(h) Form of Endorsement Applicable to Section 6.02,
                          "Payment Upon Death" (Form No. 2009DBENDO),
                          incorporated herein by reference to Exhibit 4
                          (a) (c) (s) to the Registration Statement (File No.
                          333-64749) on Form N-4 filed on May 13, 2009.

                (a)(c)(i) Form of Guaranteed Minimum Death Benefit ("GMDB")
                          Rider Annual Ratchet to Age [85] (Form No.
                          2009GMDBAR), incorporated herein by reference to
                          Exhibit 4 (a) (c) (t) to the Registration Statement
                          (File No. 333-64749) on Form N-4 filed on May 13,
                          2009.

                                     C-13

                (a)(c)(j) Form of Guaranteed Minimum Death Benefit Rider (Form
                          No. 2009GMDBOPR), incorporated herein by reference to
                          Exhibit 4 (a) (c) (u) to the Registration Statement
                          (File No. 333-64749) on Form N-4 filed on May 13,
                          2009.

                (a)(c)(k) Form of Guaranteed Minimum Income Benefit ("GMIB")
                          Rider with Optional Reset of [5%] Roll Up to Age [85]
                          GMIB Benefit Base and Guaranteed Withdrawal Benefit
                          for Life Conversion Benefit (Form No. 2009GMIB),
                          incorporated herein by reference to Exhibit 4
                          (a) (c) (v) to the Registration Statement (File
                          No. 333-64749) on Form N-4 filed on May 13, 2009.

                (a)(c)(l) Form of Endorsement Applicable to Guaranteed Interest
                          Special Dollar Cost Averaging (Form No. 2009SDCA),
                          previously filed with this Registration Statement
                          No. 333-05593 on May 14, 2009.

                (a)(c)(m) Form of Data Pages, (Form No. 2009DPCore), previously filed with this Registration Statement No. 333-05593
                          on May 14, 2009.

                (a)(c)(n) Form of Data Pages (Form No. 2009DPWVR), incorporated herein by reference to Exhibit 4 (a) (c) (x) to the
                          Registration Statement (File No. 333-64749) on Form
                          N-4 filed on May 13, 2009.

                (a)(c)(o) Form of Data Pages (Form No. 2009DP), incorporated herein by reference to Exhibit 4 (a) (c) (p) to the
                          Registration Statement (File No. 333-64749) on Form
                          N-4 filed on May 13, 2009.

         5.     (a)       Forms of application used with the IRA, NQ and Fixed
                          Annuity Markets, incorporated herein by reference to
                          Exhibit 5(a) to the Registration Statement on Form
                          N-4 (File No. 33-83750), filed February 27, 1998.

                (b)       Forms of Enrollment Form/Application for Rollover
                          IRA, Choice Income Plan and Accumulator, incorporated
                          herein by reference to Exhibit 5(b)(i) to the
                          Registration Statement on Form N-4 (File
                          No. 33-83750), filed April 23, 1996.

                (c)       Form of Enrollment Form/Application for Equitable
                          Accumulator, previously filed with this Registration
                          Statement No. 333-05593 on April 30, 1997.

                (d)       Form of Enrollment Form/Application for Equitable
                          Accumulator, previously filed with this Registration
                          Statement No. 333-05593 on December 31, 1997.

                (e)       Form of Enrollment Form/Application for Equitable
                          Accumulator (IRA, NQ AND QP), previously filed with
                          this Registration Statement No. 333-05593 on May 1,
                          1998.

                (f)       Form of Enrollment Form/Application for Equitable
                          Accumulator (IRA, NQ, QP and TSA), previously filed
                          with this Registration Statement No. 333-05593 on
                          May 22, 1998.

                (g)       Form of Enrollment Form/Application for Equitable
                          Accumulator (IRA, NQ, QP and TSA), previously filed
                          with this Registration Statement No. 333-05593 on
                          November 30, 1998.

                (h)       Form of Enrollment Form/Application (as revised) for
                          Equitable Accumulator (IRA, NQ, QP and TSA),
                          previously filed with this Registration Statement
                          No. 333-05593 on December 28, 1998.

                (i)       Form of Enrollment Form/Application for Equitable
                          Accumulator (IRA, NQ, QP and TSA), previously

                                     C-14

                          filed with this Registration Statement File
                          No. 333-05593 on April 30, 1999.

                (j)       Form of application for Accumulator, Form
                          No. 2002App01, incorporated herein by reference to
                          Exhibit 5(h) to the Registration Statement (File
                          No. 333-31131), filed March 8, 2002.

                (k)       Form of application for Accumulator, Form
                          No. 2002App02, incorporated herein by reference to
                          Exhibit 5(i) to the Registration Statement (File
                          No. 333-31131), filed March 8, 2002.

                (l)       Form of application for Accumulator(R), Form
                          No. 2004App02, filed with this Registration Statement
                          File No. 333-05593 on April 20, 2006.

                (m)       Form of Application (No. 2006 App 02). Filed with
                          this Registration Statement File No. 333-05593 on
                          June 14, 2006.

                (n)       Form of Application (No. 2006 App 01). Filed with
                          this Registration Statement File No. 333-05593 on
                          June 14, 2006.

                (o)       Form of Application for Accumulator (2007APP 01).
                          Filed with this Registration Statement File No.
                          333-05593 on January 30, 2007.

                (p)       Form of Application for Accumulator (2007APP 02).
                          Filed with this Registration Statement File No.
                          333-05593 on January 30, 2007.

                (q)       Form of Application for Accumulator (R), Form
                          No. 2008 App 01 C, previously filed with this
                          Registration Statement (File No. 333-05593) on Form
                          N-4 filed on August 22, 2008.

                (r)       Form of Application for Accumulator (R), Form
                          No. 2008 App 02 C, previously filed with this
                          Registration Statement (File No. 333-05593) on Form
                          N-4 filed on August 22, 2008.

                (s)       Form of Application for Accumulator(R), Form No. 2009
                          App 01 C, previously filed with this Registration
                          Statement (File No. 333-05593) on Form N-4 filed on
                          May 14, 2009.

                (t)       Form of Application for Accumulator(R), Form No. 2009
                          App 02 C, previously filed with this Registration
                          Statement (File No. 333-05593) on Form N-4 filed on
                          May 14, 2009.

         6.     (a)       Restated Charter of AXA Equitable, as amended August
                          31, 2010, previously filed with this Registration
                          Statement (File No. 333-05593) on April 24, 2012.

                (b)       By-Laws of AXA Equitable, as amended September 7,
                          2004, incorporated herein by reference to Exhibit No.
                          6.(c) to Registration Statement on Form N-4, (File
                          No. 333-05593), filed on April 20, 2006.

         7.     N/A

         8.     (a)       Amended and Restated Participation Agreement among EQ
                          Advisors Trust, AXA Equitable Life Insurance Company
                          ("AXA Equitable"), AXA Distributors and AXA Advisors
                          dated July 15, 2002 is incorporated herein by
                          reference to Post-Effective Amendment No. 25 to the
                          EQ Advisor's Trust Registration Statement on Form
                          N-1A (File No. 333-17217 and 811-07953), filed on
                          February 7, 2003.

                (a)(i)    Amendment No. 1, dated May 2, 2003, to the Amended
                          and Restated Participation Agreement among EQ
                          Advisors Trust, AXA Equitable, AXA Distributors and
                          AXA Advisors dated July 15, 2002 incorporated herein
                          by reference to Post-Effective Amendment No. 28 To
                          the EQ Advisor's Trust Registration Statement (File
                          No. 333-17217) on Form N-1A filed on February 10,
                          2004.

                (a)(ii)   Amendment No. 2, dated July 9, 2004, to the Amended
                          and Restated Participation Agreement among EQ
                          Advisors Trust, AXA Equitable, AXA Distributors and
                          AXA Advisors dated July 15, 2002 incorporated herein
                          by reference to Post-Effective Amendment No. 35 To
                          the EQ Advisor's Trust Registration Statement (File
                          No. 333-17217) on Form N-1A filed on October 15, 2004.

                (a)(iii)  Amendment No. 3, dated October 1, 2004, to the
                          Amended and Restated Participation Agreement among EQ
                          Advisors Trust, AXA Equitable, AXA Distributors and
                          AXA Advisors dated July 15, 2002 incorporated herein
                          by reference to Post-Effective Amendment No. 35 To
                          the EQ Advisor's Trust Registration Statement (File
                          No. 333-17217) on Form N-1A filed on October 15, 2004.

                (a)(iv)   Amendment No. 4, dated May 1, 2005, to the Amended
                          and Restated Participation Agreement among EQ
                          Advisors Trust, AXA Equitable, AXA Distributors and
                          AXA Advisors dated July 15, 2002 incorporated herein
                          by reference to Post-Effective Amendment No. 37 To
                          the EQ Advisor's Trust Registration Statement (File
                          No. 333-17217) on Form N-1A filed on April 7, 2005.

                (a)(v)    Amendment No. 5, dated September 30, 2005, to the
                          Amended and Restated Participation Agreement among EQ
                          Advisors Trust, AXA Equitable, AXA Distributors and
                          AXA Advisors dated July 15, 2002 incorporated herein
                          by reference to Post-Effective Amendment No. 44 To
                          the EQ Advisor's Trust Registration Statement (File
                          No. 333-17217) on Form N-1A filed on April 5, 2006.

                (a)(vi)   Amendment No. 6, dated August 1, 2006, to the Amended
                          and Restated Participation Agreement among EQ
                          Advisors Trust, AXA Equitable, AXA Distributors and
                          AXA Advisors dated July 15, 2002 incorporated herein
                          by reference to Post-Effective Amendment No. 51 To
                          the EQ Advisor's Trust Registration Statement (File
                          No. 333-17217) on Form N-1A filed on February 2, 2007.

                (a)(vii)  Amendment No. 7, dated May 1, 2007, to the Amended and Restated Participation Agreement among EQ
                          Advisors Trust, AXA Equitable, AXA Distributors and
                          AXA Advisors dated July 15, 2002 incorporated herein
                          by reference to Post-Effective Amendment No. 53 To
                          the EQ Advisor's Trust Registration Statement (File
                          No. 333-17217) on Form N-1A filed on April 27, 2007.

                (a)(viii) Amendment No. 8, dated January 1, 2008, to the
                          Amended and Restated Participation Agreement among EQ
                          Advisors Trust, AXA Equitable, AXA Distributors and
                          AXA Advisors dated July 15, 2002 incorporated herein
                          by reference to Post-Effective Amendment No. 56 To
                          the EQ Advisor's Trust Registration Statement (File
                          No. 333-17217) on Form N-1A filed on December 27,
                          2007.

                (a)(ix)   Amendment No. 9, dated May 1, 2008, to the Amended
                          and Restated Participation Agreement among EQ
                          Advisors Trust, AXA Equitable, AXA Distributors and
                          AXA Advisors dated July 15, 2002 incorporated herein
                          by reference to Post-Effective Amendment No. 61 To
                          the EQ Advisor's Trust Registration Statement (File
                          No. 333-17217) on Form N-1A filed on February 13,
                          2009.

                (a)(x)    Amendment No. 10, dated January 1, 2009, to the
                          Amended and Restated Participation Agreement among EQ
                          Advisors Trust, AXA Equitable, AXA Distributors and
                          AXA Advisors dated July 15, 2002 incorporated herein
                          by reference to Post-Effective Amendment No. 64 To
                          the EQ Advisor's Trust Registration Statement (File
                          No. 333-17217) on Form N-1A filed on March 16, 2009.

                (a)(xi)   Amendment No. 11, dated May 1, 2009, to the Amended
                          and Restated Participation Agreement among EQ
                          Advisors Trust, AXA Equitable, AXA Distributors and
                          AXA Advisors dated July 15, 2002 incorporated herein
                          by reference to Post-Effective Amendment No. 67 To
                          the EQ Advisor's Trust Registration Statement (File
                          No. 333-17217) on Form N-1A filed on April 15, 2009.

                (a)(xii)  Amendment No. 12, dated September 29, 2009, to the
                          Amended and Restated Participation Agreement among EQ
                          Advisors Trust, AXA Equitable, AXA Distributors and
                          AXA Advisors dated July 15, 2002 incorporated herein
                          by reference to Post-Effective Amendment No. 70 To
                          the EQ Advisor's Trust Registration Statement (File
                          No. 333-17217) on Form N-1A filed on January 21, 2010.

                (a)(xiii) Amendment No. 13, dated August 16, 2010, to the
                          Amended and Restated Participation Agreement among EQ
                          Advisors Trust, AXA Equitable, AXA Distributors and
                          AXA Advisors dated July 15, 2002 incorporated herein
                          by reference to Post-Effective Amendment No. 77 To
                          the EQ Advisor's Trust Registration Statement (File
                          No. 333-17217) on Form N-1A filed on February 3, 2011.

                (a)(xiv)  Amendment No. 14, dated December 15, 2010, to the
                          Amended and Restated Participation Agreement among EQ
                          Advisors Trust, AXA Equitable, AXA Distributors and
                          AXA Advisors dated July 15, 2002 incorporated herein
                          by reference to Post-Effective Amendment No. 77 To
                          the EQ Advisor's Trust Registration Statement (File
                          No. 333-17217) on Form N-1A filed on February 3, 2011.

                (a)(xv)   Amendment No. 15, dated June 7, 2011 , to the Amended
                          and Restated Participation Agreement among EQ
                          Advisors Trust, AXA Equitable, AXA Distributors and
                          AXA Advisors dated July 15, 2002 incorporated herein
                          by reference and/or previously filed with
                          Post-Effective Amendment No. 84 To the EQ Advisor's
                          Trust Registration Statement (File No. 333-17217) on
                          Form N-1A filed on August 17, 2011.

                (b)       Participation Agreement among AXA Premier VIP Trust,
                          AXA Equitable, AXA Advisors, AXA Distributors and EDI
                          dated as of December 3, 2001 incorporated herein by
                          reference to and/or previously filed with
                          Pre-Effective Amendment No. 1 to AXA Premier VIP
                          Trust Registration Statement (File No. 333-70754) on
                          Form N-1A filed on December 10, 2001.

                (b)(i)    Amendment No. 1, dated as of August 1, 2003 to the
                          Participation Agreement among AXA Premier VIP Trust,
                          AXA Equitable, AXA Advisors, AXA Distributors and EDI
                          dated as of December 3, 2001 incorporated herein by
                          reference to Post-Effective Amendment No. 6 to AXA
                          Premier VIP Trust Registration Statement (File No.
                          333-70754) on Form N-1A filed on February 25, 2004.

                (b)(ii)   Amendment No. 2, dated as of May 1, 2006 to the
                          Participation Agreement among AXA Premier VIP Trust,
                          AXA Equitable, AXA Advisors, AXA Distributors and EDI
                          dated as of December 3, 2001 incorporated herein by
                          reference to Post-Effective Amendment No. 16 to AXA
                          Premier VIP Trust Registration Statement (File No.
                          333-70754) on Form N-1A filed on June 1, 2006.

                (b)(iii)  Amendment No. 3, dated as of May 25, 2007 to the
                          Participation Agreement among AXA Premier VIP Trust,
                          AXA Equitable, AXA Advisors, AXA Distributors and EDI
                          dated as of December 3, 2001 incorporated herein by
                          reference to Post-Effective Amendment No. 20 to AXA
                          Premier VIP Trust Registration Statement (File No.
                          333-70754) on Form N-1A filed on February 5, 2008.

                                     C-15

         9.               Opinion and Consent of Dodie Kent, Esq., Vice
                          President and Associate General Counsel of AXA
                          Equitable, as to the legality of the securities being
                          registered, filed herewith.

         10.    (a)       Consent of PricewaterhouseCoopers, LLP, filed
                          herewith.

                (b)       Powers of Attorney, filed herewith.

         11.    Not applicable.

         12.    Not applicable.

         13.    Not applicable.

                                     C-16

Item 25. Directors and Officers of AXA Equitable.

         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA
         Equitable.

NAME AND PRINCIPAL              POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                AXA EQUITABLE
----------------                --------------------------

DIRECTORS

Henri de Castries               Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                   Director
AXA
25, Avenue Matignon
75008 Paris, France

Barbara Fallon-Walsh            Director
8 Highcroft Lane
Malvern, PA 19355

Charlynn Goins                  Director
30 Beekman Place, Apt. 8A
New York, NY 10022

Danny L. Hale                   Director
900 20th Avenue South
Nashville, TN 37212

Anthony J. Hamilton             Director
AXA UK plc
5 Old Broad Street
London, England EC2N 1AD

Peter S. Kraus                  Director
AllianceBernstein Corporation
1345 Avenue of the Americas
New York, NY 10105

Ramon de Oliveira               Director
Investment Audit Practice, LLC
70 South Fifth Street
Park Ridge, NJ 07656

Bertram Scott                   Director
7129 Fairway Vista Drive
Charlotte, NC 28226

Lorie A. Slutsky                Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Ezra Suleiman                   Director
Princeton University
Corwin Hall
Princeton, NJ 08544

                                     C-17

Richard C. Vaughan                  Director
764 Lynnmore Lane
Naples, FL 34108-7522

OFFICER-DIRECTOR
----------------

*Mark Pearson                       Director, Chairman of the Board and
                                    Chief Executive Officer

*Andrew J. McMahon                  Director and President

OTHER OFFICERS
--------------

*Anders Malmstrom                   Senior Executive Vice President and Chief
                                    Financial Officer

*Andrea M. Nitzan                   Executive Vice President
                                    (acting Principal Accounting Officer)

*Bertrand Poupart-Lafarge           Executive Vice President,
                                    Chief Investment Officer and
                                    Treasurer

*Michael B. Healy                   Executive Vice President
                                    and Chief Information Officer

*Salvatore Piazzolla                Senior Executive Vice President

*Mary Fernald                       Senior Vice President and Chief
                                    Underwriting Officer

*David Kam                          Senior Vice President and Actuary

*Kevin E. Murray                    Executive Vice President

*Anne M. Katcher                    Senior Vice President and Senior Actuary

*Anthony F. Recine                  Senior Vice President, Chief Compliance
                                    Officer and Deputy General Counsel

*Karen Field Hazin                  Vice President, Secretary and Associate
                                    General Counsel

*Dave S. Hattem                     Senior Vice President and General Counsel

*Michel Perrin                      Senior Vice President and Actuary

*Naomi J. Weinstein                 Vice President

*Charles A. Marino                  Executive Vice President and Chief
                                    Actuary

*Nicholas B. Lane                   Senior Executive Vice President and
                                    President, Retirement Savings

*David W. O'Leary                   Executive Vice President

*Robert O. Wright, Jr.              Executive Vice President

*Amy J. Radin                       Senior Executive Vice President and
                                    Chief Marketing Officer

                                     C-18

Item 26. Persons Controlled by or Under Common Control with the Insurance
         Company or Registrant.

                 Separate Account No. 49 of AXA Equitable Life Insurance
Company (the "Separate Account") is a separate account of AXA Equitable Life
Insurance Company. AXA Equitable Life Insurance Company, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the
"Holding Company").

                 AXA owns 100% of the Holding Company's outstanding common
stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA
Equitable Life Insurance Company. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

                 Set forth below are the subsidiary charts for the Holding
Company and AXA:

                 (a) The AXA Group Organizational Charts June 1st 2011 are
incorporated herein by reference to Exhibit 26 to Registration Statement (File
No. 333-178750) on Form N-4 filed December 23, 2011.

                 (b) The AXA Financial, Inc. - Subsidiary Organization Chart:
Q4-2011, previously filed with this Registration Statement (File No. 333-05593)
on April 24, 2012.

                                     C-19

Item 27. Number of Contractowners

         As of July 31, 2012, there were 125,458 Qualified Contract owners and
         83,745 Non-Qualified Contract owners of the contracts offered by the registrant under this Registration Statement.

Item 28. Indemnification

         (a)    Indemnification of Directors and Officers

         The by-laws of AXA Equitable Life Insurance Company ("AXA Equitable")
         provide, in Article VII, as follows:

         7.4    Indemnification of Directors, Officers and Employees. (a) To
                the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

                (i)  any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or
                     intestate, is or was a director, officer or employee of
                     the Company shall be indemnified by the Company;

                (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or
                     intestate serves or served any other organization in any
                     capacity at the request of the Company may be indemnified
                     by the Company; and

                (iii)the related expenses of any such person in any of said categories may be advanced by the Company.

                     (b)  To the extent permitted by the law of the State of
                          New York, the Company, or the Board of Directors, by
                          amendment of these By-Laws, or by agreement.
                          (Business Corporation Law ss. 721-726; Insurance Law
                          ss.1216)

                 The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance
Specialty Insurance Company, U.S. Specialty Insurance, St. Paul Travelers,
Chubb Insurance Company, AXIS Insurance Company and Zurich Insurance Company.
The annual limit on such policies is $100 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b)    Indemnification of Principal Underwriters

                 To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, LLC and AXA
Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, LLC and AXA Advisors, LLC.

         (c)    Undertaking

                 Insofar as indemnification for liability arising under the
Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the
Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                     C-20

Item 29. Principal Underwriters

         (a)    AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA Equitable, MONY Life Insurance Company and MONY Life
                Insurance Company of America, are the principal underwriters for Separate Accounts 49, 70 and FP of AXA Equitable, EQ
                Advisors Trust and AXA Premier VIP Trust, and of MONY Variable
                Account A, MONY Variable Account L, MONY America Variable
                Account A and MONY America Variable Account L. In addition, AXA
                Advisors is the principal underwriter for AXA Equitable's
                Separate Accounts 45, 301, A and I, MONY Variable Account S,
                and Keynote Series Account. The principal business address of
                AXA Advisors, LLC and AXA Distributors, LLC is 1290 Avenue of
                the Americas, NY, NY 10104.

         (b)    Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA
                Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA ADVISORS LLC)
----------------                   ------------------

*Andrew J. McMahon                 Director, Chief Financial Protection &
                                   Wealth Management Officer

*Christine Nigro                   President and Director

*Anders B. Malmstrom               Director

*Amy J. Radin                      Director

*Manish Agarwal                    Director

*Nicholas B. Lane                  Director and Chief Retirement Services
                                   Officer

*Robert O. Wright, Jr.             Director, Chairman of the Board and
                                   Chief Sales Officer

*Frank Massa                       Chief Operating Officer

*Philip Pescatore                  Chief Risk Officer

*William Degnan                    Senior Vice President

*David M. Kahal                    Senior Vice President

*George Papazicos                  Senior Vice President

*Vincent Parascandola              Senior Vice President

*Robert P. Walsh                   Vice President and Chief Anti-Money
                                   Laundering Officer

*Page Pennell                      Vice President and Acting Broker-Dealer
                                   Chief Compliance Officer

*Maurya Keating                    Vice President, Chief Broker Dealer Counsel
                                   and Acting Investment Advisors Chief
                                   Compliance Officer

*Francesca Divone                  Secretary

*Susan Vesey                       Assistant Secretary

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

                                     C-21

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                   (AXA DISTRIBUTORS, LLC)
------------------                 --------------------------------------------

*Nicholas B. Lane                  Director, Chairman of the Board, President,
                                   Chief Executive Officer and Chief Retirement
                                   Savings Officer

*Andrew J. McMahon                 Director and Chief Financial Protection
                                   & Wealth Management Officer

*Michael P. McCarthy               Director, Senior Vice President and
                                   National Sales Manager

*David W. O'Leary                  Executive Vice President

*Nelida Garcia                     Senior Vice President

*Peter D. Golden                   Senior Vice President

*Kevin M. Kennedy                  Senior Vice President

*Harvey T. Fladeland               Senior Vice President

*Windy Lawrence                    Senior Vice President

*Mark Teitelbaum                   Senior Vice President

*Timothy P. O'Hara                 Senior Vice President

*Michael Schumacher                Senior Vice President

*John C. Taroni                    Vice President and Treasurer

*Nicholas Gismondi                 Vice President and Chief Financial Officer

*Denise Tedeschi                   Assistant Vice President and Assistant
                                   Secretary

*Gregory Lashinsky                 Assistant Vice President - Financial
                                   Operations Principal

*Robert P. Walsh                   Vice President and Chief AML Officer

*Francesca Divone                  Secretary

*Susan Vesey                       Assistant Secretary

(c)  The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this
     Registration Statement is incorporated herein by reference.

                                     C-22

Item 30. Location of Accounts and Records

                 The records required to be maintained by Section 31(a) of the
Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable Life Insurance Company at 1290 Avenue of the
Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020,
and 500 Plaza Drive, Secaucus, NJ 07096. The policies files will be kept at
Vantage Computer System, Inc., 301 W. 11th Street, Kansas City, Mo. 64105.

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

         The Registrant hereby undertakes:

         (a)    to file a post-effective amendment to this registration
                statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b)    to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c)    to deliver any Statement of Additional Information and any financial statements required to be made available under this
                Form promptly upon written or oral request.

                 AXA Equitable represents that the fees and charges deducted under the Certificates described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective Certificates.

                 The Registrant hereby represents that it is relying on the
November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b)of the Internal Revenue Code. Registrant further represents that it will comply with the provisions of paragraphs (1)-(4) of that letter.

                                     C-23

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act
of 1940, the Registrant certifies that it meets the requirements of Securities
Act Rule 485(b) for effectiveness of this Amendment to the Registration
Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 31st day of
August, 2012.

                                       SEPARATE ACCOUNT NO. 49 OF
                                       AXA EQUITABLE LIFE INSURANCE COMPANY
                                                  (Registrant)

                                       By:  AXA Equitable Life Insurance Company
                                                  (Depositor)

                                       By:  /s/ Dodie Kent
                                            -----------------------------------
                                            Dodie Kent
                                            Vice President and Associate
                                            General Counsel

                                  SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act
of 1940, the Depositor has caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City and State of New
York, on this 31st day of August, 2012.

                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)

                                         By:  /s/ Dodie Kent
                                              ---------------------------------
                                              Dodie Kent
                                              Vice President and Associate
                                              General Counsel

As required by the Securities Act of 1933 and the Investment Company Act of
1940, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                  Chairman of the Board, Chief Executive Officer
                               and Director

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom           Senior Executive Vice President
                               and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan              Executive Vice President (acting Principal
                               Accounting Officer)

*DIRECTORS:

Mark Pearson                 Danny L. Hale        Ramon de Oliveira
Henri de Castries            Anthony J. Hamilton  Bertram Scott
Denis Duverne                Peter S. Kraus       Lorie A. Slutsky
Barbara Fallon-Walsh         Andrew J. McMahon    Ezra Suleiman
Charlynn Goins                                    Richard C. Vaughan

*By:  /s/ Dodie Kent
      -------------------------
      Dodie Kent
      Attorney-in-Fact
      August 31, 2012

                                 EXHIBIT INDEX

EXHIBIT NO.                                                    TAG VALUE
-----------                                                    ---------

9           Opinion and Consent of Counsel                     EX-99.9

10(a)       Consent of PricewaterhouseCoopers LLP              EX-99.10a

10(b)       Powers of Attorney                                 EX-99.10b